INCOME TAXES (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
(Loss) income on ordinary activities before tax	$ (1,146)	$ 188
Statutory U.S. income tax rate	21.00%	21.00%
Income tax benefit (expense) at statutory income tax rate	$ 241	$ (39)
Share-based compensation expense recognized for financial statement purposes	(281)
Other losses recognized	(9)	39
Utilization of losses not previously benefitted	39
Income tax (expense)	$ (10)